Analysis of performance by segment - Additional analysis of investment return (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of performance by segment
Interest revenue calculated using the effective interest method	$ 477	$ 340	$ 237
Net gains (losses) on financial instruments at fair value through profit or loss	5,250	9,400	(30,890)
Dividend income from Jackson shares designated at FVOCI recognised in the income statement		7	24
Other investment returns (including foreign exchange gains and losses)	363	267	239
Movement in amounts attributable to external unit holders of consolidated investment funds	(171)	(251)	1,010
Investment return	5,919	9,763	(29,380)
Valuation movements in Jackson shares recognised in other comprehensive income			(187)
Valuation movements in Jackson shares recognised in other comprehensive income		8
Total investment return recognised in the income statement and other comprehensive income	5,919	9,771	(29,567)
Net realised gains and losses on investments recognised in the income statement	$ (500)	$ (6,000)	$ (9,400)